Description of Business and Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule Of Reverse Capitalization

Recapitalization
Cash - FinServ Trust	$251,059
Less: Redemptions	(64)
Cash - FinServ Operating	114
Cash - PIPE	150,000
Less: Consideration paid to selling stockholders	(329,560)
Less: Transaction Costs	(33,534)
Net contributions from Merger and PIPE	38,015
Less: Warrant liability	(44,272)
Total	$(6,257)

Schedule of Warrants
Warrants to purchase shares of the Company's common stock deemed acquired as part of the Merger and outstanding during the years ended December 31, 2022 and 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Public warrants	12,500,000	12,500,000
Private warrants	332,500	332,500
Total	12,832,500	12,832,500